Subsequent Events	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Subsequent Events

7. Subsequent Events

In August 2020, the Sponsor returned to the Company, at no cost, an aggregate of 718,750 Founder Shares, which were cancelled resulting in an aggregate of 14,375,000 Founder Shares outstanding and held by the Sponsor (1,875,000 of which are subject to forfeiture if the underwriter’s over-allotment option is not exercised in full). Information contained in the financial statements has been adjusted for the Founder Shares cancellation.

The Company evaluates subsequent events and transactions that occur after the balance sheet date through the date that the financial statements were issued. Through August 28, 2020, the Company did not identify any subsequent events, except as disclosed above, that would have required adjustment or disclosure in the financial statements.

Note 8—Subsequent Events

On October 10, 2020, upon the expiration of the 45-day period for the underwriters to exercise the over-allotment option and the underwriters not exercising the over-allotment option, 1,875,000 shares of Class B Common Stock were forfeited by the Sponsor in order for it to maintain ownership of 20.0% of the issued and outstanding shares of common stock of the Company (excluding private units held by the Sponsor). Such forfeited shares were cancelled by the Company. For additional information regarding the forfeiture of founder shares, see the Form 8-K filed by the Company with the SEC on October 16, 2020.

The Company evaluates subsequent events and transactions that occur after the unaudited condensed financial statements date through the date that the unaudited condensed financial statements are issued. Based upon this review, other than what is already disclosed, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.